Other provisions, other current liabilities and other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Provisions
Contract-related provisions	$ 762	$ 684
Provisions for contractual penalties and compliance and litigation matters	327	223
Restructuring and restructuring- related provisions	247	227
Provision for insurance-related reserves	232	215
Other	239	226
Total	1,807	1,575
Other current liabilities
Employee-related liabilities	1,854	1,786
Accrued expenses	694	652
Income taxes payable	357	369
Non-trade payables	328	365
Other tax liabilities	269	312
Derivative liabilities (see Note 5)	202	196
Accrued customer rebates	162	163
Deferred income	155	164
Pension and other employee benefits (see Note 17)	82	164
Accrued interest	79	103
Other	60	63
Total	4,242	4,337
Other non-current liabilities:
Income tax related liabilities	830	732
Non-current deposit liabilities (see Note 9)	279	283
Environmental provisions (see Note 15)	116	73
Provisions for contractual penalties and compliance and litigation matters	71	94
Employee-related liabilities	68	55
Deferred income	57	48
Derivative liabilities (see Note 5)	52	69
Other	234	212
Total	$ 1,707	$ 1,566